Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
Carry forward loss (in Dollars)			$ 200
Tax credits	67.70%
Deferred Taxes [Member]
Income Tax (Details) [Line Items]
Valuation allowance (in Dollars)	$ 24,704	$ 12,882
Israel [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	23.00%
Carry forward loss (in Dollars)	$ 88,600	$ 56,300	$ 32,300
Tax credits		61.90%	45.30%
United States [Member]
Income Tax (Details) [Line Items]
Federal tax rate percentage	21.00%
Korea [Member]
Income Tax (Details) [Line Items]
Carry forward loss (in Dollars)	$ 9,100	$ 7,100
Tax credits	10.00%
Carry forward loss years	15 years
Korea [Member] | Minimum [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	10.00%
Korea [Member] | Maximum [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	25.00%
Japan [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	33.59%